UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

0116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February

Date of reporting period: November 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
							Value (Note 1)
TREASURY BILLS - 63.36%			Principal		Maturity Date	Interest Rate
		United States Treasury Bill (a)	$29,300,000		1/30/2020	0.000%	$29,222,877
		United States Treasury Bill	17,600,000		3/5/2020	0.000%	17,526,582
		United States Treasury Bill	18,000,000		4/2/2020	0.000%	17,903,363

		Total Treasury Bills (Cost $64,611,709)					64,652,822
			Number of	Exercise	Expiration
CALL OPTIONS PURCHASED - 17.70%			Contracts	Price	Date	Notional Value
	*	S&P 500 Index Call Option	56	$100	12/20/19	$17,589,488	17,028,760
	*	S&P 500 Index Call Option	1	2,000	12/20/19	314,098	114,325
	*	S&P 500 Index Call Option	8	2,000	01/17/20	2,512,784	914,560
	*	S&P 500 Index Call Option	1	3,900	02/21/20	314,098	5

		Total Call Options Purchased (Cost $17,144,949)					18,057,650
			Number of	Exercise	Expiration
PUT OPTIONS PURCHASED - 6.45%			Contracts	Price	Date	Notional Value
	*	S&P 500 Index Put Option	8	$1,000	01/17/20	$2,512,784	20
	*	S&P 500 Index Put Option	1	1,000	12/20/19	314,098	2
	*	S&P 500 Index Put Option	1	1,200	02/21/20	314,098	5
	*	S&P 500 Index Put Option	2,000	1,750	12/20/19	628,196,000	5,000
	*	S&P 500 Index Put Option	2,000	1,800	04/17/20	628,196,000	190,000
	*	S&P 500 Index Put Option	3,500	1,800	03/20/20	1,099,343,000	218,750
	*	S&P 500 Index Put Option	1,500	1,800	02/21/20	471,147,000	41,250
	*	S&P 500 Index Put Option	1,000	1,800	01/17/20	314,098,000	10,000
	*	S&P 500 Index Put Option	1,500	1,800	12/20/19	471,147,000	7,500
	*	S&P 500 Index Put Option	50	2,900	12/20/19	15,704,900	15,000
	*	S&P 500 Index Put Option	50	3,140	12/02/19	15,704,900	29,750
	*	S&P 500 Index Put Option	350	3,150	12/06/19	109,934,300	712,134
	*	S&P 500 Index Put Option	56	4,100	12/20/19	17,589,488	5,345,480

		Total Put Options Purchased (Cost $8,067,800)					6,574,891

SHORT-TERM INVESTMENT - 14.88%
		Fidelity Investments Money Market Government Portfolio -				Shares
		Class I, 1.49% §				15,183,190	15,183,190

		Total Short-Term Investment (Cost $15,183,190)					15,183,190

Total Value of Investments (Cost $105,007,648) - 102.39%							$104,468,553

Total Value of Options Written (Premiums Received $3,369,193) - (3.32)%							(3,383,073)

Other Assets Less Liabilities - 0.93%							949,388

	Net Assets - 100%						$102,034,868

*	Non-income producing investment
(a)	All or a portion of this security is held in a margin account at the broker for options written.

							(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019

Summary of Investments
	% of Net
	Assets	Value
Treasury Bills	63.36%	$64,652,822
Call Options Purchased	17.70%	18,057,650
Put Options Purchased	6.45%	6,574,891
Short-Term Investment	14.88%	15,183,190
Call Options Written	-2.08%	(2,120,240)
Put Options Written	-1.24%	(1,262,833)
Other Assets Less Liabilities	0.93%	949,388
Total Net Assets	100.00%	$102,034,868

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,117,117
Aggregate gross unrealized depreciation			(1,670,092)

Net unrealized depreciation			$(552,975)

 (Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of November 30, 2019
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 2.08%
*	S&P 500 Index Call Option	1	$1,000	12/20/19	$314,098,000	$214,130
*	S&P 500 Index Call Option	8	1,000	01/17/20	314,098,000	1,712,200
*	S&P 500 Index Call Option	1	1,200	02/21/20	376,917,600	193,770
*	S&P 500 Index Call Option	56	4,100	12/20/19	1,287,801,800	140

	Total Call Options Written (Premiums Received $1,974,503)					2,120,240

PUT OPTIONS WRITTEN - 1.24%
*	S&P 500 Index Put Option	56	$100	12/20/19	$17,589,488	140
*	S&P 500 Index Put Option	8	2,000	01/17/20	2,512,784	100
*	S&P 500 Index Put Option	1	2,000	12/20/19	314,098	3
*	S&P 500 Index Put Option	50	2,850	12/20/19	15,704,900	10,625
*	S&P 500 Index Put Option	40	2,925	12/20/19	12,563,920	14,400
*	S&P 500 Index Put Option	50	3,115	12/02/19	15,704,900	7,625
*	S&P 500 Index Put Option	350	3,160	12/06/19	109,934,300	921,410
*	S&P 500 Index Put Option	40	3,200	12/06/19	12,563,920	233,600
*	S&P 500 Index Put Option	1	3,900	02/21/20	314,098	74,930

	Total Put Options Written (Premiums Received $1,394,690)					1,262,833

Total Options Written (Premiums Received $3,369,193)						$3,383,073

						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019

Note 1 - Investment Valuation

The Arin Large Cap Theta Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019

Note 1 - Investment Valuation - Continued

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  U.S. Treasury Bills are valued at the last trade price as of 4:00 p.m.  Investments in open-end companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g. if the exchange on which a security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation), or which cannot be accurately valued using the Fund's normal pricing procedures, are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Exchange-listed options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of November 30, 2019:

Assets	Total	Level 1	Level 2	Level 3
Treasury Bills	$64,652,822	$-	$64,652,822	$-
Call Options Purchased	6,574,891	-	6,574,891	-
Put Options Purchased	18,057,650	-	18,057,650	-
Short-Term Investment	15,183,190	15,183,190	-	-
Total Assets	$104,468,553	$15,183,190	$89,285,363	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$2,120,240	$-	$2,120,240	$-
Put Options Written	1,262,833	-	1,262,833	-
Total Liabilities	$3,383,073	$-	$3,383,073	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	January 24, 2020

/s/ Ashley E. Harris
By:	Ashley E. Harris Treasurer and Principal Financial Officer

Date:	January 24, 2020